Derivative instruments - Hedged Items in Fair Value Hedging Relationships (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Available-for-sale	$ 85,809	$ 79,543	$ 73,822
Fair value hedging | Long-term debt
Derivative [Line Items]
Carrying amount of hedged asset or liability, Long-term debt	16,147
Hedge accounting basis adjustment increase (decrease), Long-term debt	(453)
Fair value hedging | Long-term debt | Terminated hedges
Derivative [Line Items]
Hedge accounting basis adjustment increase (decrease), Long-term debt	284
Fair value hedging | Securities available-for-sale
Derivative [Line Items]
Carrying amount of hedged asset or liability, Available-for-sale securities	19,201
Hedge accounting basis adjustment increase (decrease), Available -for-sale securities	$ (125)